                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                 REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number 811-06279

                     Harris Associates Investment Trust
              (Exact name of Registrant as specified in charter)

                     Two North LaSalle Street, Suite 500
                         Chicago, Illinois 60602-3790
             (Address of principal executive offices) (Zip Code)

John R. Raitt                          Cameron S. Avery
Harris Associates L.P.                 Bell, Boyd & Lloyd LLC
Two North LaSalle Street, #500         Three First National Plaza, #3100
Chicago, Illinois 60602                Chicago, Illinois 60602

                   (Name and address of agents for service)

Registrant's telephone number, including area code: (312) 621-0600

Date of fiscal year end: 09/30/04

Date of reporting period: 12/31/04

ITEM 1. SCHEDULE OF INVESTMENTS.

THE OAKMARK FUND

SCHEDULE OF INVESTMENTS--DECEMBER 31, 2004 (UNAUDITED)

NAME                                                                          SHARES HELD       MARKET VALUE
------------------------------------------------------------------------------------------------------------
COMMON STOCKS--90.9%

APPAREL RETAIL--4.0%
  The Gap, Inc.                                                                 7,066,700   $    149,248,704
  Limited Brands                                                                6,000,047        138,121,082
                                                                                            ----------------
                                                                                                 287,369,786
BROADCASTING & CABLE TV--7.7%
  Liberty Media Corporation, Class A (a)                                       16,199,400   $    177,869,412
  Comcast Corporation, Special Class A (a)                                      4,725,000        155,169,000
  The DIRECTV Group, Inc. (a)                                                   6,800,000        113,832,000
  EchoStar Communications Corporation, Class A                                  3,175,000        105,537,000
                                                                                            ----------------
                                                                                                 552,407,412
DEPARTMENT STORES--1.8%
  Kohl's Corporation (a)                                                        2,650,500   $    130,325,085

HOME IMPROVEMENT RETAIL--2.1%
  The Home Depot, Inc.                                                          3,581,500   $    153,073,310

HOMEBUILDING--1.3%
  Pulte Homes, Inc.                                                             1,500,000   $     95,700,000

HOUSEHOLD APPLIANCES--2.1%
  The Black & Decker Corporation                                                1,722,200   $    152,121,926

HOUSEWARES & SPECIALTIES--1.9%
  Fortune Brands, Inc.                                                          1,745,600   $    134,725,408

LEISURE PRODUCTS--1.0%
  Mattel, Inc.                                                                  3,874,300   $     75,510,107

MOTORCYCLE MANUFACTURERS--1.7%
  Harley-Davidson, Inc.                                                         1,962,500   $    119,221,875

MOVIES & ENTERTAINMENT--6.5%
  Time Warner Inc. (a)                                                          8,997,700   $    174,915,288
  The Walt Disney Company                                                       5,950,000        165,410,000
  Viacom Inc., Class B                                                          3,629,490        132,077,141
                                                                                            ----------------
                                                                                                 472,402,429
PUBLISHING--2.6%
  Gannett Co., Inc.                                                             1,555,500   $    127,084,350
  Knight-Ridder, Inc.                                                             916,000         61,317,040
                                                                                            ----------------
                                                                                                 188,401,390
RESTAURANTS--4.9%
  McDonald's Corporation                                                        5,700,000   $    182,742,000
  Yum! Brands, Inc.                                                             3,674,000        173,339,320
                                                                                            ----------------
                                                                                                 356,081,320

NAME                                                                          SHARES HELD       MARKET VALUE
------------------------------------------------------------------------------------------------------------
COMMON STOCKS--90.9% (CONT.)

SPECIALTY STORES--0.9%
  Toys 'R' Us, Inc. (a)(b)                                                      3,125,000   $     63,968,750

BREWERS--2.1%
  Anheuser-Busch Companies, Inc.                                                2,950,000   $    149,653,500

DISTILLERS & VINTNERS--1.8%
  Diageo plc (c)                                                                2,221,000   $    128,551,480

HYPERMARKETS & SUPER CENTERS--2.1%
  Wal-Mart Stores, Inc.                                                         2,800,000   $    147,896,000

PACKAGED FOODS & MEATS--4.3%
  General Mills, Inc.                                                           2,506,000   $    124,573,260
  Kraft Foods Inc., Class A                                                     2,645,000         94,188,450
  H.J. Heinz Company                                                            2,310,000         90,066,900
                                                                                            ----------------
                                                                                                 308,828,610
SOFT DRINKS--1.0%
  Coca-Cola Enterprises, Inc.                                                   3,500,000   $     72,975,000

INTEGRATED OIL & GAS--1.7%
  ConocoPhillips                                                                1,435,335   $    124,630,138

OIL & GAS EXPLORATION & PRODUCTION--1.5%
  Burlington Resources Inc.                                                     2,442,200   $    106,235,700

ASSET MANAGEMENT & CUSTODY BANKS--1.2%
  The Bank of New York Company, Inc.                                            2,500,000   $     83,550,000

DIVERSIFIED BANKS--1.9%
  U.S. Bancorp                                                                  4,300,000   $    134,676,000

LIFE & HEALTH INSURANCE--1.5%
  AFLAC Incorporated                                                            2,767,000   $    110,237,280

OTHER DIVERSIFIED FINANCIAL SERVICES--3.7%
  Citigroup Inc.                                                                3,100,000   $    149,358,000
  JP Morgan Chase & Co.                                                         3,000,000        117,030,000
                                                                                            ----------------
                                                                                                 266,388,000
THRIFTS & MORTGAGE FINANCE--6.4%
  Washington Mutual, Inc.                                                       4,687,300   $    198,179,044
  Fannie Mae                                                                    2,095,000        149,184,950
  MGIC Investment Corporation                                                   1,640,600        113,053,746
                                                                                            ----------------
                                                                                                 460,417,740
HEALTH CARE DISTRIBUTORS--1.0%
  AmerisourceBergen Corp                                                        1,200,000   $     70,416,000


                                                                             SHARES HELD/
NAME                                                                            PAR VALUE       MARKET VALUE
------------------------------------------------------------------------------------------------------------
COMMON STOCKS--90.9% (CONT.)

HEALTH CARE EQUIPMENT--2.1%
  Baxter International Inc.                                                     4,300,000   $    148,522,000

PHARMACEUTICALS--3.7%
  Abbott Laboratories                                                           3,087,300   $    144,022,545
  Bristol-Myers Squibb Company                                                  4,905,400        125,676,348
                                                                                            ----------------
                                                                                                 269,698,893
AEROSPACE & DEFENSE--3.1%
  Raytheon Company                                                              3,000,000   $    116,490,000
  Honeywell International, Inc.                                                 3,050,000        108,000,500
                                                                                            ----------------
                                                                                                 224,490,500
BUILDING PRODUCTS--2.1%
  Masco Corporation                                                             4,233,600   $    154,653,408

DIVERSIFIED COMMERCIAL SERVICES--2.1%
  H&R Block, Inc. (b)                                                           3,029,300   $    148,435,700

ENVIRONMENTAL SERVICES--1.4%
  Waste Management, Inc.                                                        3,474,300   $    104,020,542

COMPUTER HARDWARE--1.8%
  Sun Microsystems, Inc. (a)                                                   24,370,000   $    131,110,600

DATA PROCESSING & OUTSOURCED SERVICES--4.5%
  First Data Corporation                                                        3,615,000   $    153,782,100
  SunGard Data Systems, Inc. (a)                                                3,203,700         90,760,821
  Automatic Data Processing, Inc.                                               1,800,000         79,830,000
                                                                                            ----------------
                                                                                                 324,372,921
OFFICE ELECTRONICS--1.4%
  Xerox Corporation (a)                                                         5,972,400   $    101,590,524
  TOTAL COMMON STOCKS (COST: $4,901,257,934)                                                   6,552,659,334

SHORT TERM INVESTMENTS--9.3%

U.S. GOVERNMENT BILLS--6.2%
  United States Treasury Bills, 1.72% - 2.215%
    due 1/6/2005 - 4/7/2005                                              $    450,000,000   $    448,589,195
  TOTAL U.S. GOVERNMENT BILLS (COST: $448,521,726)                                               448,589,195

NAME                                                                            PAR VALUE       MARKET VALUE
------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS--9.3% (CONT.)

REPURCHASE AGREEMENTS--3.1%
  IBT Repurchase Agreement, 1.75% dated 12/31/2004
    due 1/3/2005, repurchase price $1,233,731
    collateralized by a U.S. Government Agency Security
    with a market value plus accrued interest of $1,295,229              $      1,233,551   $      1,233,551
  IBT Repurchase Agreement, 1.55% dated 12/31/2004
    due 1/3/2005, repurchase price $223,528,869
    collateralized by U.S. Government Agency Securities
    with an aggregate market value plus accrued
    interest of $234,675,000                                                  223,500,000        223,500,000
                                                                                            ----------------
  TOTAL REPURCHASE AGREEMENTS (COST: $224,733,551)                                               224,733,551

  TOTAL SHORT TERM INVESTMENTS (COST: $673,255,277)                                              673,322,746
  Total Investments (Cost $5,574,513,211)--100.2%                                           $  7,225,982,080
  Other Liabilities In Excess Of Other Assets--(0.2)%                                            (12,284,515)
                                                                                            ----------------
  TOTAL NET ASSETS--100%                                                                    $  7,213,697,565
                                                                                            ================

(a) Non-income producing security.

(b) See footnote number two in the Notes to the Schedules of Investments regarding transactions in securities of affiliated issuers.

(c) Represents an American Depository Receipt.

                         SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS.

THE OAKMARK SELECT FUND

SCHEDULE OF INVESTMENTS--DECEMBER 31, 2004 (UNAUDITED)

NAME                                                                          SHARES HELD       MARKET VALUE
------------------------------------------------------------------------------------------------------------
COMMON STOCKS--92.1%

APPAREL RETAIL--7.3%
  Limited Brands                                                                9,280,981   $    213,648,183
  The Gap, Inc.                                                                10,060,000        212,467,200
                                                                                            ----------------
                                                                                                 426,115,383
BROADCASTING & CABLE TV--2.4%
  Liberty Media Corporation, Class A (a)                                       12,750,000   $    139,995,000

LEISURE PRODUCTS--3.3%
  Mattel, Inc.                                                                  9,735,700   $    189,748,793

MOVIES & ENTERTAINMENT--5.1%
  Time Warner Inc. (a)                                                         15,240,000   $    296,265,600

PUBLISHING--3.0%
  Knight-Ridder, Inc.                                                           2,606,500   $    174,479,110

RESTAURANTS--10.8%
  Yum! Brands, Inc.                                                             9,207,000   $    434,386,260
  McDonald's Corporation                                                        6,000,000        192,360,000
                                                                                            ----------------
                                                                                                 626,746,260
SPECIALTY STORES--6.5%
  Toys 'R' Us, Inc. (a)(b)                                                     10,544,600   $    215,847,962
  Office Depot, Inc. (a)                                                        9,104,600        158,055,856
                                                                                            ----------------
                                                                                                 373,903,818
OIL & GAS EXPLORATION & PRODUCTION--3.8%
  Burlington Resources Inc.                                                     5,103,600   $    222,006,600

ASSET MANAGEMENT & CUSTODY BANKS--1.4%
  Janus Capital Group, Inc.                                                     4,831,200   $     81,212,472

SPECIALIZED FINANCE--4.2%
  Moody's Corporation                                                           2,823,600   $    245,229,660

THRIFTS & MORTGAGE FINANCE--16.3%
  Washington Mutual, Inc.                                                      22,417,400   $    947,807,672

HEALTH CARE SERVICES--3.3%
  IMS Health Incorporated                                                       8,303,441   $    192,722,865

PHARMACEUTICALS--3.1%
  Bristol-Myers Squibb Company                                                  6,990,200   $    179,088,924

DIVERSIFIED COMMERCIAL SERVICES--11.0%
  H&R Block, Inc. (b)                                                           8,259,800   $    404,730,200
  The Dun & Bradstreet Corporation (a)(b)                                       3,934,900        234,716,785
                                                                                            ----------------
                                                                                                 639,446,985

                                                                             SHARES HELD/
NAME                                                                            PAR VALUE       MARKET VALUE
------------------------------------------------------------------------------------------------------------
COMMON STOCKS--92.1% (CONT.)

DATA PROCESSING & OUTSOURCED SERVICES--5.7%
  First Data Corporation                                                        7,815,400   $    332,467,116

OFFICE ELECTRONICS--4.9%
  Xerox Corporation (a)                                                        16,746,400   $    284,856,264
  TOTAL COMMON STOCKS (COST: $3,238,189,077)                                                   5,352,092,522

SHORT TERM INVESTMENTS--7.9%

U.S. GOVERNMENT BILLS--4.5%
  United States Treasury Bills, 1.695% - 2.125%
    due 1/6/2005 - 3/24/2005                                             $    260,000,000   $    259,449,400
  TOTAL U.S. GOVERNMENT BILLS (COST: $259,427,613)                                               259,449,400

REPURCHASE AGREEMENTS--3.4%
  IBT Repurchase Agreement, 1.75% dated 12/31/2004
    due 1/3/2005, repurchase price $2,353,004 collateralized
    by a U.S. Government Agency Security with a
    market value plus accrued interest of $2,470,294                     $      2,352,661   $      2,352,661
  IBT Repurchase Agreement, 1.55% dated 12/31/2004
    due 1/3/2005, repurchase price $196,025,317 collateralized by U.S. Government Agency Securities with an aggregate
    market value plus accrued interest of $205,800,000                        196,000,000        196,000,000
                                                                                            ----------------
  TOTAL REPURCHASE AGREEMENTS (COST: $198,352,661)                                               198,352,661

  TOTAL SHORT TERM INVESTMENTS (COST: $457,780,274)                                              457,802,061
  Total Investments (Cost $3,695,969,351)--100.0%                                           $  5,809,894,583
  Other Assets In Excess Of Other Liabilities--0.0%                                                1,870,222
                                                                                            ----------------
  TOTAL NET ASSETS--100%                                                                    $  5,811,764,805
                                                                                            ================

(a) Non-income producing security.

(b) See footnote number two in the Notes to the Schedules of Investments regarding transactions in securities of affiliated issuers.

                         SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS.

THE OAKMARK EQUITY AND INCOME FUND

SCHEDULE OF INVESTMENTS--DECEMBER 31, 2004 (UNAUDITED)

NAME                                                                          SHARES HELD       MARKET VALUE
------------------------------------------------------------------------------------------------------------
EQUITY AND EQUIVALENTS--59.8%

COMMON STOCKS--59.8%

APPAREL RETAIL--2.1%
  The TJX Companies, Inc.                                                       7,240,000   $    181,941,200

AUTO PARTS & EQUIPMENT--1.5%
  Delphi Corporation                                                           14,871,300   $    134,139,126

BROADCASTING & CABLE TV--2.5%
  The DIRECTV Group, Inc. (a)                                                   8,026,722   $    134,367,326
  EchoStar Communications Corporation, Class A                                  2,500,000         83,100,000
                                                                                            ----------------
                                                                                                 217,467,326
HOUSEHOLD APPLIANCES--0.5%
  The Stanley Works                                                               962,100   $     47,133,279

MOVIES & ENTERTAINMENT--1.1%
  Fox Entertainment Group, Inc., Class A (a)                                    1,750,000   $     54,705,000
  Viacom Inc., Class B                                                          1,187,300         43,205,847
                                                                                            ----------------
                                                                                                  97,910,847
PUBLISHING--0.7%
  Tribune Company                                                               1,500,000   $     63,210,000

RESTAURANTS--1.7%
  Darden Restaurants, Inc.                                                      2,850,000   $     79,059,000
  McDonald's Corporation                                                        2,000,000         64,120,000
                                                                                            ----------------
                                                                                                 143,179,000
SPECIALTY STORES--0.4%
  Office Depot, Inc. (a)                                                        2,230,000   $     38,712,800

DISTILLERS & VINTNERS--2.7%
  Diageo plc (b)                                                                4,100,000   $    237,308,000

HYPERMARKETS & SUPER CENTERS--1.8%
  Costco Wholesale Corporation                                                  3,200,000   $    154,912,000

PACKAGED FOODS & MEATS--3.6%
  Nestle SA (b)                                                                 3,500,000   $    228,333,000
  Dean Foods Company (a)                                                        2,500,000         82,375,000
  CoolBrands International, Inc. (a)(c)                                           150,000          1,140,000
                                                                                            ----------------
                                                                                                 311,848,000
TOBACCO--1.1%
  UST Inc.                                                                      2,000,000   $     96,220,000

NAME                                                                          SHARES HELD       MARKET VALUE
------------------------------------------------------------------------------------------------------------
EQUITY AND EQUIVALENTS--59.8% (CONT.)

INTEGRATED OIL & GAS--1.5%
  ConocoPhillips                                                                1,500,000   $    130,245,000

OIL & GAS EXPLORATION & PRODUCTION--8.0%
  Burlington Resources Inc.                                                     7,150,000   $    311,025,000
  XTO Energy, Inc.                                                              7,699,416        272,405,338
  St. Mary Land & Exploration Company (d)                                       1,450,000         60,523,000
  Cabot Oil & Gas Corporation                                                   1,125,000         49,781,250
                                                                                            ----------------
                                                                                                 693,734,588
OTHER DIVERSIFIED FINANCIAL SERVICES--1.9%
  Citigroup Inc.                                                                3,400,000   $    163,812,000

PROPERTY & CASUALTY INSURANCE--3.5%
  SAFECO Corporation                                                            4,000,000   $    208,960,000
  MBIA Inc.                                                                       900,000         56,952,000
  The Progressive Corporation                                                     500,000         42,420,000
                                                                                            ----------------
                                                                                                 308,332,000
REAL ESTATE INVESTMENT TRUSTS--1.2%
  Plum Creek Timber Company, Inc.                                               2,657,044   $    102,136,771

REINSURANCE--0.6%
  RenaissanceRe Holdings Ltd. (c)                                               1,000,000   $     52,080,000

BIOTECHNOLOGY--1.9%
  MedImmune, Inc. (a)                                                           5,000,000   $    135,550,000
  Techne Corporation (a)                                                          750,000         29,175,000
                                                                                            ----------------
                                                                                                 164,725,000
HEALTH CARE EQUIPMENT--2.4%
  Hospira, Inc. (a)                                                             3,750,000   $    125,625,000
  Varian Inc. (a)                                                               1,649,400         67,641,894
  CONMED Corporation (a)                                                          570,100         16,202,243
                                                                                            ----------------
                                                                                                 209,469,137
HEALTH CARE SERVICES--2.4%
  Caremark Rx, Inc. (a)                                                         5,250,000   $    207,007,500

PHARMACEUTICALS--2.1%
  Abbott Laboratories                                                           4,000,000   $    186,600,000

                                                                             SHARES HELD/
NAME                                                                            PAR VALUE       MARKET VALUE
------------------------------------------------------------------------------------------------------------
EQUITY AND EQUIVALENTS--59.8% (CONT.)

AEROSPACE & DEFENSE--6.5%
  General Dynamics Corporation                                                  2,060,300   $    215,507,380
  Raytheon Company                                                              3,599,700        139,776,351
  Rockwell Collins, Inc.                                                        3,107,900        122,575,576
  Honeywell International, Inc.                                                 1,889,500         66,907,195
  Alliant Techsystems, Inc. (a)                                                   300,000         19,614,000
                                                                                            ----------------
                                                                                                 564,380,502
COMMERCIAL PRINTING--2.0%
  R.R. Donnelley & Sons Company                                                 4,909,500   $    173,256,255

DIVERSIFIED COMMERCIAL SERVICES--0.9%
  ChoicePoint Inc. (a)                                                          1,500,000   $     68,985,000
  Watson Wyatt & Company Holdings                                                 237,000          6,387,150
                                                                                            ----------------
                                                                                                  75,372,150
APPLICATION SOFTWARE--1.2%
  Mentor Graphics Corporation (a)(d)                                            3,640,000   $     55,655,600
  The Reynolds and Reynolds Company, Class A                                    1,715,100         45,467,301
                                                                                            ----------------
                                                                                                 101,122,901
COMPUTER STORAGE & PERIPHERALS--0.4%
  Imation Corp.                                                                 1,215,000   $     38,673,450

DATA PROCESSING & OUTSOURCED SERVICES--3.4%
  First Data Corporation                                                        4,850,000   $    206,319,000
  Ceridian Corporation (a)                                                      4,800,000         87,744,000
                                                                                            ----------------
                                                                                                 294,063,000
PAPER PRODUCTS--0.2%
  Schweitzer-Mauduit International, Inc.                                          400,000   $     13,580,000
  TOTAL COMMON STOCKS (COST: $4,055,235,424)                                                   5,202,571,832

  TOTAL EQUITY AND EQUIVALENTS (COST: $4,055,235,424)                                          5,202,571,832

FIXED INCOME--32.7%

CORPORATE BONDS--1.6%

BROADCASTING & CABLE TV--0.4%
 Cablevision Systems New York Group, 144A,
   8.00% due 4/15/2012 (e)                                                     20,000,000   $     21,350,000
 Liberty Media Corporation,
   8.25% due 2/1/2030, Debenture                                               12,900,000         14,668,087
                                                                                            ----------------
                                                                                                  36,018,087
MOVIES & ENTERTAINMENT--0.6%
  Time Warner Inc., 5.625% due 5/1/2005                                        50,000,000   $     50,460,450

NAME                                                                            PAR VALUE       MARKET VALUE
------------------------------------------------------------------------------------------------------------
FIXED INCOME--32.7% (CONT.)

PUBLISHING--0.1%
  PRIMEDIA Inc., 8.00% due 5/15/2013                                           10,000,000   $     10,287,500

HEALTH CARE DISTRIBUTORS--0.2%
  Omnicare, Inc., 6.125% due 6/1/2013                                          20,000,000   $     20,100,000

PAPER PACKAGING--0.3%
  Sealed Air Corporation, 144A,
    5.625% due 7/15/2013 (e)                                                   20,000,000   $     20,690,360

MULTI-UTILITIES & UNREGULATED POWER--0.0%
  Midland Funding Corporation, 11.75% due 7/23/2005                               172,075   $        178,669

  TOTAL CORPORATE BONDS (COST: $133,386,305)                                                     137,735,066

GOVERNMENT AND AGENCY SECURITIES--31.1%

CANADIAN GOVERNMENT BONDS--1.3%
  Canada Government, 3.00% due 12/1/2005                                 CAD  125,000,000   $    104,479,167
  Province of Alberta, 7.25% due 10/28/2005                              CAD   10,000,000          8,621,700
                                                                                            ----------------
                                                                                                 113,100,867
NORWEGIAN GOVERNMENT BONDS--0.1%
  Norway Government, 6.75% due 1/15/2007                                 NOK   25,000,000   $      4,466,631

SWEDISH GOVERNMENT BONDS--0.1%
  Kingdom of Sweden, 3.50% due 4/20/2006                                 SEK   50,000,000   $      7,637,154

U.S. GOVERNMENT NOTES--27.4%
  United States Treasury Notes, 3.375% due 11/15/2008                         500,000,000   $    498,652,500
  United States Treasury Notes, 3.00% due 11/15/2007                          500,000,000        496,914,000
  United States Treasury Notes, 5.00% due 8/15/2011                           400,000,000        425,828,000
  United States Treasury Notes, 4.00% due 2/15/2014                           400,000,000        394,484,400
  United States Treasury Notes, 3.375% due 1/15/2007,
    Inflation Indexed                                                         256,601,100        271,766,738
  United States Treasury Notes, 3.50% due 11/15/2009                          200,000,000        199,062,400
  United States Treasury Notes, 4.00% due 11/15/2012                          100,000,000         99,832,000
                                                                                            ----------------
                                                                                               2,386,540,038
U.S. GOVERNMENT AGENCIES--2.2%
  Federal Home Loan Bank, 5.00% due 12/20/2011                                 34,555,000   $     34,740,837
  Federal Home Loan Mortgage Corporation,
    2.75% due 9/8/2009                                                         32,490,000         32,492,794
  Fannie Mae, 4.25% due 2/19/2010                                              12,888,000         12,879,275
  Fannie Mae, 3.125% due 11/30/2009                                            12,697,000         12,702,460

NAME                                                                            PAR VALUE       MARKET VALUE
------------------------------------------------------------------------------------------------------------
FIXED INCOME--32.7% (CONT.)

U.S. GOVERNMENT AGENCIES--2.2% (CONT.)
  Federal Home Loan Mortgage Corporation,
    3.00% due 8/17/2009                                                        10,000,000   $     10,017,620
  Federal Home Loan Mortgage Corporation,
    2.00% due 4/27/2007                                                        10,000,000          9,977,270
  Federal Home Loan Mortgage Corporation,
    2.375% due 9/27/2007                                                       10,000,000          9,971,690
  Federal Home Loan Mortgage Corporation,
    3.00% due 11/17/2006                                                       10,000,000          9,958,230
  Fannie Mae, 3.00% due 10/6/2009                                              10,000,000          9,937,390
  Federal Home Loan Mortgage Corporation,
    3.50% due 9/28/2012                                                         8,660,000          8,585,810
  Fannie Mae, 3.50% due 10/14/2010                                              7,550,000          7,531,268
  Fannie Mae, 2.25% due 12/30/2008                                              6,975,000          6,836,783
  Federal Home Loan Bank, 3.00% due 12/30/2009                                  5,000,000          5,063,685
  Federal Home Loan Mortgage Corporation,
    3.00% due 1/7/2011                                                          4,900,000          4,899,990
  Federal Home Loan Bank, 4.52% due 8/26/2009                                   4,825,000          4,867,523
  Fannie Mae, 5.125% due 5/4/2012                                               4,013,000          4,034,385
  Federal Home Loan Bank, 2.25% due 2/22/2007                                   4,000,000          3,997,816
  Federal Home Loan Bank, 3.125% due 7/10/2009                                  4,000,000          3,880,252
  Fannie Mae, 4.125% due 9/14/2012                                              2,300,000          2,301,799
                                                                                            ----------------
                                                                                                 194,676,877

  TOTAL GOVERNMENT AND AGENCY SECURITIES (COST: $2,689,766,977)                                2,706,421,567

  TOTAL FIXED INCOME (COST: $2,823,153,282)                                                    2,844,156,633

SHORT TERM INVESTMENTS--7.4%

U.S. GOVERNMENT BILLS--4.0%
  United States Treasury Bills, 1.84% - 2.04%
    due 1/6/2005 - 2/17/2005                                             $    350,000,000   $    349,583,292
  TOTAL U.S. GOVERNMENT BILLS (COST: $349,583,292)                                               349,583,292

REPURCHASE AGREEMENTS--3.4%
  IBT Repurchase Agreement, 1.75% dated 12/31/2004
    due 1/3/2005, repurchase price $1,494,214 collateralized
    by a U.S. Government Agency Security with a
    market value plus accrued interest of $1,568,696                     $      1,493,996   $      1,493,996

NAME                                                                            PAR VALUE       MARKET VALUE
------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS--7.4% (CONT.)

  IBT Repurchase Agreement, 1.55% dated 12/31/2004
    due 1/3/2005, repurchase price $293,537,910 collateralized by U.S. Government Agency Securities with an aggregate
    market value plus accrued interest of $308,175,000                   $    293,500,000   $    293,500,000
                                                                                            ----------------
  TOTAL REPURCHASE AGREEMENTS (COST: $294,993,996)                                               294,993,996

  TOTAL SHORT TERM INVESTMENTS (COST: $644,577,288)                                              644,577,288
  Total Investments (Cost $7,522,965,994)--99.9%                                            $  8,691,305,753
  Other Assets In Excess Of Other Liabilities--0.1%                                               12,796,012
                                                                                            ----------------
  TOTAL NET ASSETS--100%                                                                    $  8,704,101,765
                                                                                            ================

(a) Non-income producing security.

(b) Represents an American Depository Receipt.

(c) Represents a foreign domiciled corporation.

(d) See footnote number two in the Notes to the Schedules of Investments regarding transactions in securities of affiliated issuers.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Key to abbreviations:
CAD: Canadian Dollar
NOK: Norwegian Krone
SEK: Swedish Krona

                         SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS.

THE OAKMARK GLOBAL FUND

GLOBAL DIVERSIFICATION--DECEMBER 31, 2004 (UNAUDITED)

[CHART]

                                                                % OF FUND
                                                      EQUITY MARKET VALUE
                                                      -------------------
EUROPE                                                               48.5%
  Great Britain                                                      13.0%
  Switzerland                                                        12.1%
* France                                                              6.5%
* Netherlands                                                         6.4%
* Ireland                                                             4.4%
* Italy                                                               3.3%
* Germany                                                             2.8%

UNITED STATES                                                        34.2%

PACIFIC RIM                                                          13.9%
Japan                                                                 7.6%
Australia                                                             3.4%
Korea                                                                 2.9%

LATIN AMERICA                                                         2.8%
Mexico                                                                2.8%

OTHER                                                                 0.6%
Israel                                                                0.6%

* Euro currency countries comprise 23.4% of the Fund.

THE OAKMARK GLOBAL FUND

SCHEDULE OF INVESTMENTS--DECEMBER 31, 2004 (UNAUDITED)

NAME                             DESCRIPTION                          SHARES HELD        MARKET VALUE
-----------------------------------------------------------------------------------------------------
COMMON STOCKS--97.2%

APPAREL RETAIL--2.4%
    The TJX Companies, Inc.      Discount Apparel &
      (United States)              Home Fashion Retailer                1,501,000    $     37,720,130

APPAREL, ACCESSORIES & LUXURY GOODS--2.0%
    Bulgari S.p.A. (Italy)       Jewelry Manufacturer & Retailer        2,557,100    $     31,531,701

BROADCASTING & CABLE TV--3.6%
    Grupo Televisa S.A.          Television Production &
      (Mexico) (b)                 Broadcasting                           496,500    $     30,038,250
    Liberty Media
      Corporation, Class A       Broadcast Services &
      (United States) (a)          Programming                          2,356,000          25,868,880
                                                                                     ----------------
                                                                                           55,907,130

HOUSEHOLD APPLIANCES--1.6%
    Snap-on Incorporated
      (United States)            Tool & Equipment Manufacturer            728,000    $     25,014,080

MOTORCYCLE MANUFACTURERS--0.1%
    Ducati Motor Holding
      S.p.A. (Italy) (a)         Motorcycle Manufacturer                1,790,000    $      2,133,438

MOVIES & ENTERTAINMENT--3.9%
    Vivendi Universal SA
      (France) (a)               Multimedia                             1,430,500    $     45,583,397
    Time Warner Inc.             Motion Picture Production,
      (United States) (a)          Distribution, & Other Services         833,000          16,193,520
                                                                                     ----------------
                                                                                           61,776,917

PUBLISHING--2.7%
    Tribune Company
      (United States)            Publishing & Broadcast Services        1,003,000    $     42,266,420

DISTILLERS & VINTNERS--5.0%
    Diageo plc (Great Britain)   Beverages, Wines, &
                                   Spirits Manufacturer                 5,517,500    $     78,644,856

HOUSEHOLD PRODUCTS--2.7%
    Henkel KGaA (Germany)        Consumer Chemical Products
                                   Manufacturer                           513,800    $     42,440,049

NAME                             DESCRIPTION                          SHARES HELD        MARKET VALUE
-----------------------------------------------------------------------------------------------------
COMMON STOCKS--97.2% (CONT.)

PACKAGED FOODS & MEATS--6.6%
    Nestle SA (Switzerland)      Food & Beverage Manufacturer             238,500    $     62,237,402
    Cadbury Schweppes plc        Beverage & Confectionary
      (Great Britain)              Manufacturer                         4,383,000          40,780,484
                                                                                     ----------------
                                                                                          103,017,886

SOFT DRINKS--0.8%
    Lotte Chilsung Beverage      Soft Drinks, Juices &
      Co., Ltd. (Korea) (c)        Sports Drinks Manufacturer              13,430    $     12,454,405

OIL & GAS EXPLORATION & PRODUCTION--3.5%
    Burlington Resources Inc.    Oil & Natural Gas Exploration &
      (United States)              Production                           1,260,000    $     54,810,000

ASSET MANAGEMENT & CUSTODY BANKS--2.5%
    Julius Baer Holding Ltd.,
      Zurich (Switzerland)       Asset Management                         129,300    $     38,816,653

DIVERSIFIED BANKS--7.7%
    Bank of Ireland (Ireland)    Commercial Bank                        4,029,000    $     66,952,864
    Australia and New Zealand
      Banking Group Limited
      (Australia)                Commercial Bank                        2,260,000          36,407,732
    Banco Popolare di
      Verona e Novara Scrl
      (Italy)                    Commercial Bank                          863,600          17,525,888
                                                                                     ----------------
                                                                                          120,886,484

DIVERSIFIED CAPITAL MARKETS--0.5%
    Credit Suisse Group
      (Switzerland) (a)          Investment Services & Insurance          190,700    $      7,995,667

INVESTMENT BANKING & BROKERAGE--1.0%
    Daiwa Securities Group Inc.
      (Japan)                    Stock Broker                           2,062,000    $     14,896,808

SPECIALIZED FINANCE--3.5%
    Euronext NV
      (Netherlands) (c)          Stock Exchange                         1,814,000    $     55,293,765

THRIFTS & MORTGAGE FINANCE--1.1%
    Washington Mutual, Inc.
      (United States)            Thrift                                   415,000    $     17,546,200

NAME                             DESCRIPTION                          SHARES HELD        MARKET VALUE
-----------------------------------------------------------------------------------------------------
COMMON STOCKS--97.2% (CONT.)

HEALTH CARE DISTRIBUTORS--2.3%
    Cardinal Health, Inc.
      (United States)            Wholesale Drug Distributor               607,500    $     35,326,124

HEALTH CARE SERVICES--2.8%
    Laboratory Corporation of
      America Holdings           Medical Laboratory &
      (United States) (a)          Testing Services                       892,000    $     44,439,440

HEALTH CARE SUPPLIES--1.0%
    Ansell Limited (Australia)   Protective Rubber & Plastics
                                   Products                             2,265,966    $     15,831,924

PHARMACEUTICALS--10.8%
    Takeda Pharmaceutical
      Company Limited            Pharmaceuticals & Food
      (Japan)                      Supplements                          1,281,000    $     64,531,485
    GlaxoSmithKline plc
      (Great Britain)            Pharmaceuticals                        2,614,200          61,284,293
    Novartis AG (Switzerland)    Pharmaceuticals                          394,000          19,802,816
    Sanofi-Aventis (France)      Pharmaceuticals                          187,185          14,930,838
    Santen Pharmaceutical
      Co., Ltd. (Japan)          Pharmaceuticals                          346,800           7,584,028
                                                                                     ----------------
                                                                                          168,133,460

AIRPORT SERVICES--0.8%
    Grupo Aeroportuario del
      Sureste S.A. de C.V.
      (Mexico) (b)(c)            Airport Operator                         463,000    $     12,663,050

DIVERSIFIED COMMERCIAL SERVICES--4.2%
    Equifax Inc.
      (United States)            Credit Reporting & Collection          1,367,000    $     38,412,700
    Meitec Corporation
      (Japan) (c)                Software Engineering Services            760,000          28,343,259
                                                                                     ----------------
                                                                                           66,755,959

EMPLOYMENT SERVICES--1.1%
    Michael Page International
      plc (Great Britain) (c)    Recruitment Consultancy Services       4,815,400    $     17,274,804

ENVIRONMENTAL SERVICES--2.2%
    Waste Management, Inc.
      (United States)            Waste Management Services              1,175,000    $     35,179,500

NAME                             DESCRIPTION                          SHARES HELD        MARKET VALUE
-----------------------------------------------------------------------------------------------------
COMMON STOCKS--97.2% (CONT.)

OFFICE SERVICES & SUPPLIES--0.4%
    United Stationers Inc.
      (United States) (a)        Business Products Distributor            150,000    $      6,930,000

DATA PROCESSING & OUTSOURCED SERVICES--9.1%
    First Data Corporation
      (United States)            Data Processing & Management           1,495,750    $     63,629,205
    eFunds Corporation
      (United States) (a)        Electronic Debit Payment Services      2,239,000          53,758,390
    Ceridian Corporation
      (United States) (a)        Data Management Services               1,348,000          24,641,440
                                                                                     ----------------
                                                                                          142,029,035

ELECTRONIC EQUIPMENT MANUFACTURERS--0.6%
    Orbotech, Ltd.
      (Israel) (a)(c)            Optical Inspection Systems               412,700    $      8,736,859

OFFICE ELECTRONICS--2.4%
    Neopost SA (France)          Mailroom Equipment Supplier              494,750    $     38,389,958

DIVERSIFIED CHEMICALS--2.7%
    Akzo Nobel N.V.
      (Netherlands)              Chemical Producer                        992,300    $     42,240,761

SPECIALTY CHEMICALS--3.6%
    Lonza Group AG,
      Registered Shares
      (Switzerland) (c)          Industrial Organic Chemicals             710,400    $     39,880,356
    Givaudan (Switzerland)       Fragrance & Flavor Compound
                                   Manufacturer                            25,300          16,621,815
                                                                                     ----------------
                                                                                           56,502,171

WIRELESS TELECOMMUNICATION SERVICES--2.0%
    SK Telecom Co., Ltd.
      (Korea)                    Mobile Telecommunications                168,000    $     31,970,634

    TOTAL COMMON STOCKS (COST: $1,151,858,660)                                          1,525,556,268

NAME                                                                    PAR VALUE        MARKET VALUE
-----------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS--3.0%

REPURCHASE AGREEMENTS--3.0%
    IBT Repurchase Agreement, 1.75% dated
      12/31/2004 due 1/3/2005, repurchase price
      $1,619,087 collateralized by a U.S.
      Government Agency Security with a market
      value plus accrued interest of $1,699,794                      $  1,618,851    $      1,618,851
    IBT Repurchase Agreement, 1.55% dated
      12/31/2004 due 1/3/2005, repurchase price
      $46,005,942 collateralized by U.S.
      Government Agency Securities with an
      aggregate market value plus accrued interest
      of $48,300,000                                                   46,000,000          46,000,000
                                                                                     ----------------
    TOTAL REPURCHASE AGREEMENTS (COST: $47,618,851)                                        47,618,851

    TOTAL SHORT TERM INVESTMENTS (COST: $47,618,851)                                       47,618,851

    Total Investments (Cost $1,199,477,511)--100.2%                                  $  1,573,175,119
    Other Liabilities In Excess Of Other Assets--(0.2)%                                    (3,864,527)
                                                                                     ----------------
    TOTAL NET ASSETS--100%                                                           $  1,569,310,592
                                                                                     ================

(a)  Non-income producing security.
(b)  Represents an American Depository Receipt.
(c) See footnote number two in the Notes to the Schedules of Investments regarding transactions in securities of affiliated issuers.

                         SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS.

THE OAKMARK INTERNATIONAL FUND

INTERNATIONAL DIVERSIFICATION--DECEMBER 31, 2004 (UNAUDITED)

[CHART]

                                                                % OF FUND
                                                      EQUITY MARKET VALUE
                                                      -------------------
EUROPE                                                               78.4%
  Great Britain                                                      25.9%
  Switzerland                                                        16.0%
* France                                                             11.7%
* Germany                                                             8.2%
* Netherlands                                                         7.7%
* Italy                                                               3.9%
* Ireland                                                             3.6%
* Finland                                                             1.4%

PACIFIC RIM                                                          19.3%
Japan                                                                 7.2%
Korea                                                                 5.8%
Australia                                                             4.0%
Singapore                                                             1.5%
Hong Kong                                                             0.8%

LATIN AMERICA                                                         1.8%
Mexico                                                                1.8%

OTHER                                                                 0.5%
Israel                                                                0.5%

* Euro currency countries comprise 36.5% of the Fund.

THE OAKMARK INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS--DECEMBER 31, 2004 (UNAUDITED)

NAME                             DESCRIPTION                          SHARES HELD        MARKET VALUE
-----------------------------------------------------------------------------------------------------
COMMON STOCKS--97.1%

ADVERTISING--4.2%
    Publicis Groupe
      (France)                   Advertising & Media Services           3,685,800    $    119,249,332
    Aegis Group plc
      (Great Britain)            Media Services                        43,844,900          90,841,020
                                                                                     ----------------
                                                                                          210,090,352

APPAREL RETAIL--0.8%
    Giordano International       Pacific Rim Clothing Retailer &
      Limited (Hong Kong)          Manufacturer                        61,424,300    $     38,524,529

APPAREL, ACCESSORIES & LUXURY GOODS--1.7%
    Swatch Group AG, Bearer
      Shares (Switzerland)       Watch Manufacturer                       570,300    $     83,490,259
    Swatch Group AG,
      Registered Shares
      (Switzerland)              Watch Manufacturer                        24,700             732,301
                                                                                     ----------------
                                                                                           84,222,560

AUTOMOBILE MANUFACTURERS--3.1%
    Bayerische Motoren
      Werke (BMW) AG
      (Germany)                  Luxury Automobile Manufacturer         3,431,500    $    154,546,044

BROADCASTING & CABLE TV--2.3%
    Grupo Televisa S.A.          Television Production &
      (Mexico) (b)                 Broadcasting                         1,356,800    $     82,086,400
    British Sky Broadcasting
      Group plc                  Television Production &
      (Great Britain)              Broadcasting                         3,019,700          32,556,618
                                                                                     ----------------
                                                                                          114,643,018

MOVIES & ENTERTAINMENT--2.1%
    Vivendi Universal SA
      (France) (a)               Multimedia                             3,260,300    $    103,890,632

PUBLISHING--1.5%
    John Fairfax Holdings
      Limited (Australia)        Newspaper Publisher                   20,630,899    $     73,444,350

SPECIALTY STORES--2.2%
    Signet Group plc
      (Great Britain)            Jewelry Retailer                      52,812,500    $    111,447,050

TEXTILES--0.7%
    Chargeurs SA (France) (c)    Wool, Textile Production & Trading       790,182    $     33,283,159

NAME                             DESCRIPTION                          SHARES HELD        MARKET VALUE
-----------------------------------------------------------------------------------------------------
COMMON STOCKS--97.1% (CONT.)

TIRES & RUBBER--1.1%
    Compagnie Generale des
      Etablissements Michelin
      (France)                   Tire Manufacturer                        884,300    $     56,608,990

BREWERS--1.7%
    Heineken Holding NV,
      Class A (Netherlands)      Brewer                                 2,323,500    $     70,130,752
    Heineken NV
      (Netherlands)              Brewer                                   497,500          16,554,895
                                                                                     ----------------
                                                                                           86,685,647

DISTILLERS & VINTNERS--4.3%
    Diageo plc (Great Britain)   Beverages, Wines, & Spirits
                                   Manufacturer                        12,023,000    $    171,372,379
    Pernod-Ricard SA (France)    Manufactures Wines, Spirits, &
                                   Fruit Juices                           299,000          45,712,072
                                                                                     ----------------
                                                                                          217,084,451

HOUSEHOLD PRODUCTS--2.1%
    Henkel KGaA (Germany)        Consumer Chemical Products
                                   Manufacturer                         1,251,000    $    103,333,012

PACKAGED FOODS & MEATS--5.6%
    Nestle SA (Switzerland)      Food & Beverage Manufacturer             575,100    $    150,074,339
    Cadbury Schweppes plc        Beverage & Confectionary
      (Great Britain)              Manufacturer                        14,165,200         131,796,421
                                                                                     ----------------
                                                                                          281,870,760

PERSONAL PRODUCTS--0.9%
    L'Oreal SA (France)          Health & Beauty Aid Manufacturer         600,800    $     45,518,601

SOFT DRINKS--1.6%
    Lotte Chilsung Beverage      Soft Drinks, Juices & Sports Drinks
      Co., Ltd. (Korea) (c)        Manufacturer                            83,400    $     77,341,577

INTEGRATED OIL & GAS--1.6%
    BP p.l.c. (Great Britain)    Oil & Natural Gas Exploration &
                                   Production                           6,294,100    $     61,338,975
    Total SA (France)            Oil & Natural Gas Exploration &
                                   Production                             100,000          21,799,759
                                                                                     ----------------
                                                                                           83,138,734

NAME                             DESCRIPTION                          SHARES HELD        MARKET VALUE
-----------------------------------------------------------------------------------------------------
COMMON STOCKS--97.1% (CONT.)

DIVERSIFIED BANKS--16.5%
    Bank of Ireland (Ireland)    Commercial Bank                       10,462,900    $    173,869,726
    Australia and New Zealand
      Banking Group Limited
      (Australia)                Commercial Bank                        7,348,800         118,386,346
    Lloyds TSB Group plc
      (Great Britain)            Commercial Bank                       12,347,600         112,042,518
    BNP Paribas SA (France)      Commercial Banking                     1,156,000          83,583,557
    Kookmin Bank (Korea) (a)     Commercial Banking                     1,955,068          76,487,881
    UniCredito Italiano
      S.p.A. (Italy)             Banking Services                      12,956,700          74,348,220
    United Overseas Bank
      Limited, Foreign Shares
      (Singapore)                Commercial Banking                     8,395,368          70,985,895
    Banco Popolare di Verona e
      Novara Scrl (Italy)        Commercial Bank                        2,938,400          59,631,854
    Sanpaolo IMI S.p.A. (Italy)  Banking Services                       3,933,600          56,562,926
                                                                                     ----------------
                                                                                          825,898,923

DIVERSIFIED CAPITAL MARKETS--2.0%
    Credit Suisse Group
      (Switzerland) (a)          Investment Services & Insurance        2,408,600    $    100,987,746

INVESTMENT BANKING & BROKERAGE--1.0%
    Daiwa Securities Group Inc.
      (Japan)                    Stock Broker                           6,799,000    $     49,119,008

REINSURANCE--0.3%
    Hannover
      Rueckversicherung AG
      (Germany)                  Reinsurance                              390,800    $     15,241,518

SPECIALIZED FINANCE--5.5%
    Euronext NV
      (Netherlands) (c)          Stock Exchange                         5,012,500    $    152,789,413
    Deutsche Boerse AG
      (Germany)                  Electronic Trading Systems             2,030,500         121,968,143
                                                                                     ----------------
                                                                                          274,757,556

HEALTH CARE EQUIPMENT--1.4%
    Olympus Corporation
      (Japan)                    Optical Equipment Manufacturer         3,251,000    $     69,349,165

NAME                             DESCRIPTION                          SHARES HELD        MARKET VALUE
-----------------------------------------------------------------------------------------------------
COMMON STOCKS--97.1% (CONT.)

PHARMACEUTICALS--10.3%
    GlaxoSmithKline plc
      (Great Britain)            Pharmaceuticals                        7,688,600    $    180,242,681
    Takeda Pharmaceutical
      Company Limited            Pharmaceuticals & Food
      (Japan)                      Supplements                          2,776,200         139,853,480
    Novartis AG (Switzerland)    Pharmaceuticals                        2,693,900         135,397,983
    Sanofi-Aventis (France)      Pharmaceuticals                          721,008          57,511,304
                                                                                     ----------------
                                                                                          513,005,448

AIRPORT SERVICES--0.1%
    Grupo Aeroportuario del
      Sureste S.A. de C.V.
      (Mexico) (b)(c)            Airport Operator                         205,700    $      5,625,895

DIVERSIFIED COMMERCIAL SERVICES--1.8%
    Meitec Corporation
      (Japan) (c)                Software Engineering Services          2,424,800    $     90,429,913

EMPLOYMENT SERVICES--1.9%
    Michael Page International
      plc (Great Britain) (c)    Recruitment Consultancy Services      25,698,900    $     92,192,440

INDUSTRIAL CONGLOMERATES--0.0%
    Haw Par Corporation
      Limited (Singapore)        Healthcare & Leisure Products             58,338    $        184,082

INDUSTRIAL MACHINERY--2.8%
    Enodis plc
      (Great Britain) (a)(c)     Food Processing Equipment             33,585,320    $     71,195,236
    Metso Corporation
      (Finland)                  Paper & Pulp Machinery                 4,339,200          68,634,745
                                                                                     ----------------
                                                                                          139,829,981

MARINE PORTS & SERVICES--2.2%
    Associated British Ports
      Holdings plc
      (Great Britain)            Port Operator                         12,131,399    $    110,546,160

ELECTRONIC EQUIPMENT MANUFACTURERS--0.5%
    Orbotech, Ltd.
      (Israel) (a)(c)            Optical Inspection Systems             1,237,700    $     26,202,109

DIVERSIFIED CHEMICALS--2.7%
    Akzo Nobel N.V.
      (Netherlands)              Chemical Producer                      3,107,200    $    132,268,964

FERTILIZERS & AGRICULTURAL CHEMICALS--1.6%
    Syngenta AG
      (Switzerland) (a)          Crop Protection Products                 738,500    $     78,251,656


                                                                     SHARES HELD/
NAME                             DESCRIPTION                            PAR VALUE        MARKET VALUE
-----------------------------------------------------------------------------------------------------
COMMON STOCKS--97.1% (CONT.)

SPECIALTY CHEMICALS--4.6%
    Lonza Group AG,
      Registered Shares
      (Switzerland) (c)          Industrial Organic Chemicals           2,267,700    $    127,303,890
    Givaudan (Switzerland)       Fragrance & Flavor Compound
                                   Manufacturer                           151,100          99,270,997
                                                                                     ----------------
                                                                                          226,574,887

WIRELESS TELECOMMUNICATION SERVICES--4.4%
    SK Telecom Co., Ltd.
      (Korea)                    Mobile Telecommunications                672,600    $    127,996,716
    Vodafone Group Plc
      (Great Britain)            Mobile Telecommunications             27,049,500          73,297,112
    Vodafone Group Plc
      (Great Britain) (b)        Mobile Telecommunications                606,000          16,592,280
                                                                                     ----------------
                                                                                          217,886,108

    TOTAL COMMON STOCKS (COST: $3,510,280,488)                                          4,844,025,025

SHORT TERM INVESTMENTS--3.6%

U.S. GOVERNMENT BILLS--0.6%
    United States Treasury Bill, 2.04% due 1/6/2005                 $  30,000,000    $     29,991,500

    TOTAL U.S. GOVERNMENT BILLS (COST: $29,991,500)                                        29,991,500

REPURCHASE AGREEMENTS--3.0%
    IBT Repurchase Agreement, 1.75% dated
      12/31/2004 due 1/3/2005, repurchase price
      $1,325,953 collateralized by a U.S.
      Government Agency Security with a market
      value plus accrued interest of $1,392,048                     $   1,325,760    $      1,325,760
    IBT Repurchase Agreement, 1.55% dated
      12/31/2004 due 1/3/2005, repurchase price
      $149,519,310 collateralized by U.S.
      Government Agency Securities with an
      aggregate market value plus accrued interest
      of $156,975,000                                                 149,500,000         149,500,000
                                                                                     ----------------
    TOTAL REPURCHASE AGREEMENTS (COST: $150,825,760)                                      150,825,760

    TOTAL SHORT TERM INVESTMENTS (COST: $180,817,260)                                     180,817,260

    Total Investments (Cost $3,691,097,748)--100.7%                                  $  5,024,842,285
    Other Liabilities In Excess Of Other Assets--(0.7)%                                   (36,753,194)
                                                                                     ----------------
    TOTAL NET ASSETS--100%                                                           $  4,988,089,091
                                                                                     ================

(a)  Non-income producing security.
(b)  Represents an American Depository Receipt.
(c) See footnote number two in the Notes to the Schedules of Investments regarding transactions in securities of affiliated issuers.

                         SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS.

THE OAKMARK INTERNATIONAL SMALL CAP FUND

INTERNATIONAL DIVERSIFICATION--DECEMBER 31, 2004 (UNAUDITED)

[CHART]

                                                                % OF FUND
                                                      EQUITY MARKET VALUE
                                                      -------------------
EUROPE                                                               72.2%
  Switzerland                                                        17.9%
* France                                                             12.4%
  Great Britain                                                      11.0%
* Italy                                                               8.5%
  Denmark                                                             6.3%
* Spain                                                               4.0%
* Finland                                                             3.7%
* Germany                                                             3.6%
  Turkey                                                              2.5%
  Sweden                                                              1.9%
* Greece                                                              0.4%

PACIFIC RIM                                                          25.1%
Japan                                                                 9.3%
Korea                                                                 6.0%
Australia                                                             4.2%
New Zealand                                                           3.2%
Hong Kong                                                             1.7%
Thailand                                                              0.4%
Philippines                                                           0.3%

LATIN AMERICA                                                         2.6%
Mexico                                                                2.6%

OTHER                                                                 0.1%
Israel                                                                0.1%

* Euro currency countries comprise 32.6% of the Fund.

THE OAKMARK INTERNATIONAL SMALL CAP FUND

SCHEDULE OF INVESTMENTS--DECEMBER 31, 2004 (UNAUDITED)

NAME                             DESCRIPTION                          SHARES HELD        MARKET VALUE
-----------------------------------------------------------------------------------------------------
COMMON STOCKS--95.2%

ADVERTISING--2.5%
    Asatsu-DK, Inc. (Japan)      Advertising Services Provider            459,700    $     12,947,716
    G2R Inc. (Korea)             Advertising & Marketing Services         485,330           8,321,684
                                                                                     ----------------
                                                                                           21,269,400

APPAREL, ACCESSORIES & LUXURY GOODS--2.3%
    Bulgari S.p.A. (Italy)       Jewelry Manufacturer & Retailer        1,615,900    $     19,925,727

HOME FURNISHINGS--0.5%
    Royal Doulton plc
      (Great Britain) (a)(b)     Tableware & Giftware                  18,373,000    $      4,097,436

HOME IMPROVEMENT RETAIL--2.5%
    Carpetright plc
      (Great Britain)            Carpet Retailer                          987,400    $     21,594,201

MOTORCYCLE MANUFACTURERS--0.4%
    Ducati Motor Holding
      S.p.A. (Italy) (a)         Motorcycle Manufacturer                3,015,650    $      3,594,247

PHOTOGRAPHIC PRODUCTS--1.3%
    Vitec Group plc
      (Great Britain)            Photo Equipment & Supplies             1,956,607    $     10,735,167

PUBLISHING--1.9%
    Tamedia AG
      (Switzerland) (a)          Publishing & TV Broadcasting             143,661    $     13,231,354
    Matichon Public Company
      Limited, Foreign Shares
      (Thailand) (b)             Newspaper Publisher                    2,039,500           3,672,506
                                                                                     ----------------
                                                                                           16,903,860

AGRICULTURAL PRODUCTS--2.2%
    Geest plc (Great Britain)    Fresh Produce Distributor              1,562,400    $     19,122,826

BREWERS--4.1%
    Davide Campari - Milano      Soft Drinks, Wines, & Spirits
      S.p.A. (Italy)               Producer                               301,500    $     19,325,242
    Kook Soon Dang
      Brewery Co., Ltd.
      (Korea)                    Wine & Spirits Manufacturer              843,176          10,425,669
    Hite Brewery Co., Ltd.
      (Korea)                    Brewer                                    68,000           5,616,306
                                                                                     ----------------
                                                                                           35,367,217

NAME                             DESCRIPTION                          SHARES HELD        MARKET VALUE
-----------------------------------------------------------------------------------------------------
COMMON STOCKS--95.2% (CONT.)

DISTILLERS & VINTNERS--2.0%
    Baron de Ley, S.A.
      (Spain) (a)                Wines & Spirits Manufacturer             337,037    $     17,373,887

PACKAGED FOODS & MEATS--0.5%
    Alaska Milk Corporation
      (Philippines) (b)          Milk Producer                         49,394,000    $      2,596,210
    Lotte Confectionery
      Co., Ltd. (Korea)          Candy & Snacks Manufacturer                1,880           1,440,147
                                                                                     ----------------
                                                                                            4,036,357

ASSET MANAGEMENT & CUSTODY BANKS--3.4%
    Julius Baer Holding Ltd.,
      Zurich (Switzerland)       Asset Management                          97,500    $     29,270,098

DIVERSIFIED BANKS--1.9%
    Jyske Bank-Registered
      (Denmark) (a)              Commercial Banking                       444,800    $     16,711,283

MULTI-SECTOR HOLDINGS--2.7%
    Pargesa Holding AG
      (Switzerland)              Diversified Operations                     5,754    $     20,188,588
    Eurazeo (France)             Investment Company                        39,500           3,330,229
                                                                                     ----------------
                                                                                           23,518,817

OTHER DIVERSIFIED FINANCIAL SERVICES--1.5%
    Ichiyoshi Securities
      Co., Ltd. (Japan)          Stock Broker                           1,428,700    $     13,292,503

REGIONAL BANKS--1.5%
    Pusan Bank (Korea)           Commercial Banking                     1,033,500    $      7,936,945
    Daegu Bank (Korea)           Commercial Banking                       739,400           5,142,658
                                                                                     ----------------
                                                                                           13,079,603

SPECIALIZED FINANCE--0.4%
    Athens Stock Exchange
      S.A. (Greece) (a)          Exchange Services                        293,000    $      3,028,715

HEALTH CARE EQUIPMENT--0.0%
    Golden Meditech
      Company Limited
      (China)                    Medical Instruments & Supplies           296,000    $         74,640

NAME                             DESCRIPTION                          SHARES HELD        MARKET VALUE
-----------------------------------------------------------------------------------------------------
COMMON STOCKS--95.2% (CONT.)

HEALTH CARE SUPPLIES--2.7%
    Ansell Limited (Australia)   Protective Rubber & Plastics
                                   Products                             1,733,684    $     12,112,959
    Coloplast A/S, Class B       Healthcare Products & Services
      (Denmark)                    Provider                               203,000          11,125,468
                                                                                     ----------------
                                                                                           23,238,427

PHARMACEUTICALS--2.7%
    Santen Pharmaceutical
      Co., Ltd. (Japan)          Pharmaceuticals                        1,072,400    $     23,451,879

AIR FREIGHT & LOGISTICS--1.7%
    Mainfreight Limited
      (New Zealand) (b)          Logistics Services                     8,935,381    $     14,436,113

AIRPORT SERVICES--5.3%
    Kobenhavns Lufthavne
      A/S (Copenhagen
      Airports A/S - CPH)
      (Denmark)                  Airport Management & Operations          113,600    $     24,095,494
    Grupo Aeroportuario del
      Sureste S.A. de C.V.
      (Mexico) (b)(c)            Airport Operator                         785,300          21,477,955
                                                                                     ----------------
                                                                                           45,573,449

CONSTRUCTION & ENGINEERING--1.2%
    Tae Young Corp. (Korea)      Heavy Construction                       283,560    $     10,271,928

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.2%
    Vossloh AG (Germany)         Railroad Equipment Manufacturer           29,000    $      1,430,007

DIVERSIFIED COMMERCIAL SERVICES--2.2%
    Prosegur, Compania de
      Seguridad SA (Spain)       Security & Transportation Services       800,700    $     15,728,025
    Konami Sports
      Corporation (Japan)        Fitness Centers                          149,400           3,165,069
                                                                                     ----------------
                                                                                           18,893,094

ELECTRICAL COMPONENTS & EQUIPMENT--3.7%
    Pfeiffer Vacuum
      Technology AG
      (Germany)                  Vacuum Pump Manufacturer                 423,840    $     18,973,685
    Carbone Lorraine SA
      (France) (a)               Electrical Systems Manufacturer          236,666          12,520,921
                                                                                     ----------------
                                                                                           31,494,606

NAME                             DESCRIPTION                          SHARES HELD        MARKET VALUE
-----------------------------------------------------------------------------------------------------
COMMON STOCKS--95.2% (CONT.)

EMPLOYMENT SERVICES--1.0%
    DIS Deutscher Industrie
      Service AG (Germany)       Recruitment Consultancy Services         227,000    $      8,899,375

INDUSTRIAL CONGLOMERATES--2.4%
    Dogan Sirketler Grubu
      Holding A.S.
      (Turkey) (a)(d)            Diversified Holding Company        9,859,711,000    $     20,911,264

INDUSTRIAL MACHINERY--14.2%
    Saurer AG
      (Switzerland) (a)          Textile Equipment Manufacturer           478,400    $     28,115,258
    Interpump Group S.p.A.
      (Italy) (b)                Pump & Piston Manufacturer             4,700,000          27,116,214
    Schindler Holding AG
      (Switzerland)              Elevator & Escalator Manufacturer         64,200          26,748,827
    Kone Oyj, Class B
      (Finland)                  Elevators                                187,800          14,544,254
    Alfa Laval AB (Sweden)       Filtration & Separation Equipment        807,500          13,061,821
    LISI (France)                Industrial Fastener Manufacturer         162,413           9,553,134
    Munters AB (Sweden)          Cooling & Moisture Control Systems        77,400           2,329,291
    NSC Groupe (France)          Textile Equipment Manufacturer            12,316           1,004,942
                                                                                     ----------------
                                                                                          122,473,741

OFFICE SERVICES & SUPPLIES--0.6%
    Societe BIC SA (France)      Consumer & Office Supplies               101,800    $      5,109,581
    Domino Printing
      Sciences plc
      (Great Britain)            Printing Equipment                        70,000             344,449
                                                                                     ----------------
                                                                                            5,454,030

COMPUTER STORAGE & PERIPHERALS--1.4%
    Lectra (France)              Manufacturing Process Systems          1,813,100    $     12,297,804

DATA PROCESSING & OUTSOURCED SERVICES--2.6%
    Baycorp Advantage
      Limited (Australia) (a)    Credit Reference Services              9,342,300    $     22,513,000

ELECTRONIC EQUIPMENT MANUFACTURERS--1.9%
    Vaisala Oyj, Class A
      (Finland)                  Atmospheric Observation Equipment        627,000    $     15,480,135
    Orbotech, Ltd.
      (Israel) (a) (b)           Optical Inspection Systems                29,000             613,930
                                                                                     ----------------
                                                                                           16,094,065

NAME                             DESCRIPTION                          SHARES HELD        MARKET VALUE
-----------------------------------------------------------------------------------------------------
COMMON STOCKS--95.2% (CONT.)

HOME ENTERTAINMENT SOFTWARE--1.5%
    Square Enix Co., Ltd.
      (Japan)                    Entertainment Software                   436,800    $     12,921,058

IT CONSULTING & OTHER SERVICES--4.1%
    Morse plc
      (Great Britain) (b)        Business & Technology Solutions       10,026,500    $     18,465,444
    Alten (France) (a)           Systems Consulting & Engineering         456,041          10,145,736
    Sopra Group (France)         Computer Engineering                     111,930           6,714,305
                                                                                     ----------------
                                                                                           35,325,485

OFFICE ELECTRONICS--3.3%
    Neopost SA (France)          Mailroom Equipment Supplier              366,200    $     28,415,164

CONSTRUCTION MATERIALS--1.3%
    Fletcher Building Limited
      (New Zealand)              Building Materials Manufacturer        2,414,400    $     11,476,829

INDUSTRIAL GASES--1.3%
    Taiyo Ink Mfg. Co., Ltd.
      (Japan)                    Manufacturer of Resist Inks              291,300    $     10,806,795

SPECIALTY CHEMICALS--6.7%
    Gurit-Heberlein AG
      (Switzerland) (b)          Chemical Producer                         36,075    $     29,396,671
    Croda International plc
      (Great Britain)            Chemical Producer                      2,573,600          15,848,394
    Financiere Marc de
      Lacharriere SA             Chemical Storage & Diversified
      (Fimalac) (France)           Operations                             266,932          12,746,152
    Financiere Marc de
      Lacharriere SA (Fimalac),  Chemical Storage & Diversified
      Warrants (France) (a)        Operations                              31,866             148,271
                                                                                     ----------------
                                                                                           58,139,488

ALTERNATIVE CARRIERS--1.6%
    Asia Satellite
      Telecommunications
      Holdings Limited
      (Hong Kong)                Satellite Operator                     7,305,000    $     13,909,273

    TOTAL COMMON STOCKS (COST: $541,803,259)                                              821,422,858

NAME                                                                    PAR VALUE        MARKET VALUE
-----------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS--5.4%

U.S. GOVERNMENT BILLS--2.3%
    United States Treasury Bills, 1.64% - 1.69%
      due 1/20/2005 - 1/27/2005                                     $  20,000,000    $     19,979,139

    TOTAL U.S. GOVERNMENT BILLS (COST: $19,979,139)                                        19,979,139

REPURCHASE AGREEMENTS--3.1%
    IBT Repurchase Agreement, 1.75% dated
      12/31/2004 due 1/3/2005, repurchase price
      $1,489,554 collateralized by a U.S.
      Government Agency Security with a market
      value plus accrued interest of $1,563,804                     $   1,489,337    $      1,489,337
    IBT Repurchase Agreement, 1.55% dated
      12/31/2004 due 1/3/2005, repurchase price
      $25,003,229 collateralized by U.S.
      Government Agency Securities with an
      aggregate market value plus accrued interest
      of $26,250,000                                                   25,000,000          25,000,000
                                                                                     ----------------

    TOTAL REPURCHASE AGREEMENTS (COST: $26,489,337)                                        26,489,337

    TOTAL SHORT TERM INVESTMENTS (COST: $46,468,476)                                       46,468,476
    Total Investments (Cost $588,271,735)--100.6%                                    $    867,891,334
    Foreign Currencies (Cost $258,837)--0.0%                                         $        257,769
    Other Liabilities In Excess Of Other Assets--(0.6)%                                    (5,260,372)
                                                                                     ----------------
    TOTAL NET ASSETS--100%                                                           $    862,888,731
                                                                                     ================

(a)  Non-income producing security.
(b) See footnote number two in the Notes to the Schedules of Investments regarding transactions in securities of affiliated issuers.
(c)  Represents an American Depository Receipt.
(d) Effective January 1, 2005, the Republic of Turkey converted to the new Turkish Lira (currency code TRY). TRY is the equivalent to 1,000,000 of the former Turkish Lira (TRL). For Oakmark International Small Cap, its holdings in Dogan Sirketler Grubu Holdings A.S. (currently stated in TRL) became equivalent to 9,859,711 shares under the TRY. The currency re-denomination had no impact on the cost and market value of this security.


SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS.

THE OAKMARK FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Harris Associates Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an investment company organized as a Massachusetts business trust. The Trust consists of the following series (each individually referred to as "a Fund" or collectively as "the Funds"): The Oakmark Fund ("Oakmark"), The Oakmark Select Fund ("Select"), The Oakmark Equity and Income Fund ("Equity and Income"), The Oakmark Global Fund ("Global"), The Oakmark International Fund ("International"), and The Oakmark International Small Cap Fund ("Int'l Small Cap").

SECURITY VALUATION--

Securities traded on securities exchanges and over-the-counter securities are valued at the last sales price on the day of valuation, or lacking any reported sales that day, at the most recent bid quotation. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt obligations and money market instruments maturing in more than 60 days from the date of purchase are valued at the latest bid quotation. Debt obligations and money market instruments maturing in less than 61 days from the date of purchase are valued on an amortized cost basis which approximates market value. Options are valued at the last reported sale price on the day of valuation, or lacking any reported sales that day, at the mean of the most recent bid and ask quotations. Securities traded in foreign markets are valued using prices reported by local foreign markets. Securities for which quotations are not readily available, or securities which may have been affected by a significant event after the price was determined, and other assets are valued at a fair value as determined by or under the direction of pricing committee established by the Board of Trustees. The Funds' net asset values are determined at the time of the close of the New York Stock Exchange. The pricing committee will evaluate movements in the U.S. markets after the close of foreign markets and may adjust security prices to reflect changes in reaction to U.S. markets as determined by a third party model. At, December 31, 2004, the Funds held no securities for which quotations were not readily available, and no securities which may have been affected by a significant event prior to the computation of NAV.

FOREIGN CURRENCY TRANSLATIONS--

Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the mean of the bid and offer prices of such currencies at the time net asset value is determined. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized gain or loss from securities.

Net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid, and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

FORWARD FOREIGN CURRENCY CONTRACTS--

The Funds' currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions.

The contractual amounts of forward foreign exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. Risks arise from the possible inability of counter parties to meet the terms of their contracts and from movements in currency values. At December 31, 2004, Global, International and Int'l Small Cap held the following outstanding forward foreign currency contracts:

THE OAKMARK GLOBAL FUND

                                         CONTRACT       SETTLEMENT       VALUATION          UNREALIZED
                                          AMOUNT           DATE         AT 12/31/04        DEPRECIATION
--------------------------------------------------------------------------------------------------------
FOREIGN CURRENCY
   SOLD:

British Pound Sterling                  47,900,000      July 2005    $     90,952,178    $    (4,267,548)

Swiss Franc                             73,000,000    November 2005        65,184,444         (2,220,842)
                                                                     ----------------    ---------------

                                                                     $    156,136,622    $    (6,488,390)
                                                                     ================    ===============

THE OAKMARK INTERNATIONAL FUND

                                                                                           UNREALIZED
                                        CONTRACT        SETTLEMENT       VALUATION        APPRECIATION/
                                         AMOUNT            DATE         AT 12/31/04       DEPRECIATION
--------------------------------------------------------------------------------------------------------
FOREIGN CURRENCY
   SOLD:

British Pound Sterling                 142,000,000      July 2005    $    269,650,901    $   (13,639,101)

British Pound Sterling                 140,000,000      July 2005         265,831,002        (12,473,002)

British Pound Sterling                  65,000,000    November 2005       122,781,243         (2,869,243)

British Pound Sterling                  64,500,000    December 2005       121,800,804            774,996

British Pound Sterling                  42,600,000    December 2005        80,439,903            934,617

Swiss Franc                            302,000,000    November 2005       269,667,151         (9,187,593)

Swiss Franc                            174,000,000    November 2005       155,380,339         (4,926,383)

Swiss Franc                            129,400,000    November 2005       115,587,182         (2,643,130)

Swiss Franc                             88,700,000    December 2005        79,302,155           (141,067)
                                                                     ----------------    ---------------

                                                                     $  1,480,440,680    $   (44,169,906)
                                                                     ================    ===============

THE OAKMARK INTERNATIONAL SMALL CAP FUND

                                                                                           UNREALIZED
                                        CONTRACT        SETTLEMENT       VALUATION        APPRECIATION/
                                         AMOUNT            DATE         AT 12/31/04       DEPRECIATION
--------------------------------------------------------------------------------------------------------
FOREIGN CURRENCY
   SOLD:

British Pound Sterling                  11,200,000      July 2005    $     21,268,240    $    (1,075,760)

British Pound Sterling                  11,400,000      July 2005          21,646,239         (1,015,659)

British Pound Sterling                   4,700,000    November 2005         8,878,028           (207,468)

British Pound Sterling                   4,600,000    December 2005         8,686,569             55,271

British Pound Sterling                   1,100,000    December 2005         2,077,087             24,133

Swiss Franc                             53,500,000    November 2005        47,772,161         (1,627,603)

Swiss Franc                             30,800,000    November 2005        27,504,106           (872,026)

Swiss Franc                             23,700,000    November 2005        21,170,141           (484,097)

Swiss Franc                             16,800,000    December 2005        15,020,025            (26,718)
                                                                     ----------------    ---------------

                                                                     $    174,022,596    $    (5,229,927)
                                                                     ================    ===============

RESTRICTED SECURITIES

The following investments, the sales of which are restricted to qualified institutional buyers, have been valued according to the security valuation procedures for debt obligations and money market instruments (as stated above) since their acquisition dates. There are no unrestricted securities with the same maturity dates and yields for these issuers. These securities are priced using market quotations and are not expressed as a discount to the carrying value of a comparable unrestricted security.

                                                                           Acquisition  Carrying               Market    Percentage
Quantity                          Security Name                                Date       Value     Cost       Value       of TNA
--------                          -------------                                ----       -----     ----       -----       ------
10,000,000 Cablevision Systems New York Group, 144A, 8.00% due 4/15/2012     3/31/2004   106.75     100.25   10,675,000     0.12%
10,000,000 Cablevision Systems New York Group, 144A, 8.00% due 4/15/2012      4/1/2004   106.75     100.25   10,675,000     0.12%
                                                                                                           ----------------------
                                                                                                             21,350,000     0.24%

 3,000,000 Sealed Air Corporation, 144A, 5.625% due 7/15/2023                6/27/2003   103.4518   100.68    3,103,554     0.04%
 5,000,000 Sealed Air Corporation, 144A, 5.625% due 7/15/2023                8/20/2003   103.4518    96.41    5,172,590     0.06%
   300,000 Sealed Air Corporation, 144A, 5.625% due 7/15/2023                8/21/2003   103.4518    96.79      310,355     0.00%
11,700,000 Sealed Air Corporation, 144A, 5.625% due 7/15/2023                 4/6/2004   103.4518   103.31   12,103,861     0.14%
                                                                                                           ----------------------
                                                                                                             20,690,360     0.24%

                                                                                          Aggregate Totals:  42,040,360     0.48%

2. TRANSACTIONS WITH AFFILIATES

An affiliated issuer, as defined under the Investment Company Act of 1940, is one in which the Trust's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund's investments in securities of these issuers for the the quarter ended December 31, 2004, is set forth below:

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
THE OAKMARK FUND

                                                                                                                     MARKET VALUE
                                                                    PURCHASES         SALES           DIVIDEND       DECEMBER 31,
          AFFILIATES                              SHARES HELD         (COST)         PROCEEDS          INCOME            2004
          ------------------------------------------------------------------------------------------------------------------------
          H&R Block, Inc.                            3,029,300   $            0   $            0   $      666,446   $  148,435,700
          Toys 'R' Us, Inc.+                         3,125,000                0                0                0       63,968,750
                                                                 --------------   --------------   --------------   --------------
          TOTALS                                                 $            0   $            0   $      666,446   $  212,404,450
                                                                 ==============   ==============   ==============   ==============

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
THE OAKMARK SELECT FUND

                                                                                                                     MARKET VALUE
                                                                    PURCHASES         SALES           DIVIDEND       DECEMBER 31,
          AFFILIATES                              SHARES HELD         (COST)         PROCEEDS          INCOME            2004
          ------------------------------------------------------------------------------------------------------------------------
          H&R Block, Inc.                            8,259,800   $            0   $    9,870,356   $    1,847,296   $  404,730,200
          The Dun & Bradstreet Corporation +         3,934,900                0                0                0      234,716,785
          Toys 'R' Us, Inc.+                        10,544,600                0       26,756,508                0      215,847,962
                                                                 --------------   --------------   --------------   --------------
          TOTALS                                                 $            0   $   36,626,864   $    1,847,296   $  855,294,947
                                                                 ==============   ==============   ==============   ==============

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
THE OAKMARK EQUITY AND INCOME FUND

                                                                                                                     MARKET VALUE
                                                                    PURCHASES         SALES           DIVIDEND       DECEMBER 31,
          AFFILIATES                              SHARES HELD         (COST)         PROCEEDS          INCOME            2004
          ------------------------------------------------------------------------------------------------------------------------
          Mentor Graphics Corporation*+              3,640,000   $            0   $            0   $            0   $   55,655,600
          St. Mary Land & Exploration Company        1,450,000                0                0           72,500       60,523,000
                                                                 --------------   --------------   --------------   --------------
          TOTALS                                                 $            0   $            0   $       72,500   $  116,178,600
                                                                 ==============   ==============   ==============   ==============

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
THE OAKMARK GLOBAL FUND

                                                                                                                     MARKET VALUE
                                                                    PURCHASES         SALES           DIVIDEND       DECEMBER 31,
          AFFILIATES                              SHARES HELD         (COST)         PROCEEDS          INCOME            2004
          ------------------------------------------------------------------------------------------------------------------------
          Euronext NV                                1,814,000   $            0   $            0   $            0   $   55,293,765
          Grupo Aeroportuario del
             Sureste S.A. de C.V. **                   463,000                0                0                0       12,663,050
          Lonza group AG, Registered Shares            710,400                0                0                0       39,880,356
          Lotte Chilsung Beverage Co., Ltd.             13,430                0                0                0       12,454,405
          Meitec Corporation                           760,000                0                0           10,259       28,343,259
          Michael Page International plc             4,815,400                0                0                0       17,274,804
          Orbotech, Ltd. +                             412,700                0                0                0        8,736,859
                                                                 --------------   --------------   --------------   --------------
          TOTALS                                                 $            0   $            0   $       10,259   $  176,646,498
                                                                 ==============   ==============   ==============   ==============

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
THE OAKMARK INTERNATIONAL FUND

                                                                                                                     MARKET VALUE
                                                                    PURCHASES         SALES           DIVIDEND       DECEMBER 31,
          AFFILIATES                              SHARES HELD         (COST)         PROCEEDS          INCOME            2004
          ------------------------------------------------------------------------------------------------------------------------
          Chargeurs SA                                 790,182   $            0   $            0   $            0   $   33,283,159
          Enodis plc +                              33,585,320                0                0                0       71,195,236
          Euronext NV                                5,012,500        2,015,107                0                0      152,789,413
          Grupo Aeroportuario del
             Sureste S.A. de C.V. **                   205,700                0          991,093                0        5,625,895
          Orbotech, Ltd. +                           1,237,700                0                0                0       26,202,109
          Lonza Group AG, Registered Shares          2,267,700                0                0                0      127,303,890
          Lotte Chilsung Beverage Co., Ltd.             83,400                0                0                0       77,341,577
          Meitec Corporation                         2,424,800       12,954,016                0           27,705       90,429,913
          Michael Page International plc            25,698,900        6,582,096                0                0       92,192,440
                                                                 --------------   --------------   --------------   --------------
          TOTALS                                                 $   21,551,219   $      991,093   $       27,705   $  676,363,632
                                                                 ==============   ==============   ==============   ==============

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
THE OAKMARK INT'L SMALL CAP FUND

                                                                                                                     MARKET VALUE
                                                                    PURCHASES         SALES           DIVIDEND       DECEMBER 31,
          AFFILIATES                              SHARES HELD         (COST)         PROCEEDS          INCOME            2004
          ------------------------------------------------------------------------------------------------------------------------
          Alaska Milk Corporation                   49,394,000   $            0   $            0   $       65,947   $    2,596,210
          Grupo Aeroportuario del
             Sureste S.A. de C.V. **                   785,300                0       13,037,770                0       21,477,955
          Gurit-Heberlein                               36,075                0                0                0       29,396,671
          Interpump Group S.p.A                      4,700,000        4,582,499                0                0       27,116,214
          Mainfreight Limited                        8,935,381                0                0          223,957       14,436,113
          Matichon Public Company
             Limited, Foreign Shares                 2,039,500                0                0                0        3,672,506
          Morse plc                                 10,026,500        1,035,861                0          450,359       18,465,444
          Orbotech, Ltd. +                              29,000          565,381                0                0          613,930
          Royal Doulton plc +                       18,373,000                0          901,850                0        4,097,436
                                                                 --------------   --------------   --------------   --------------
          TOTALS                                                 $    6,183,741   $   13,939,620   $      740,263   $  121,872,479
                                                                 ==============   ==============   ==============   ==============

          * Due to an increase in issuer's shares, the issuer is no longer an affiliated security.
          ** Due to transactions during the quarter, the issuer is no longer an affiliated security.
          +  Non-income producing security.

3. FEDERAL INCOME TAXES

At December 31, 2004 , the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

                                       COST OF INVESTMENTS                                         NET UNREALIZED
                                       FOR FEDERAL INCOME  GROSS UNREALIZED   GROSS UNREALIZED      APPRECIATION
          FUND                            TAX PURPOSES       APPRECIATION      (DEPRECIATION)      (DEPRECIATION)
          --------------------------------------------------------------------------------------------------------
          Oakmark                       $  5,574,513,211   $  1,657,149,062   $     (5,680,193)   $  1,651,468,869
          Select                           3,695,969,351      2,113,925,232                  0       2,113,925,232
          Equity and Income                7,522,965,994      1,180,730,124        (12,390,365)      1,168,339,759
          Global                           1,199,477,511        374,943,376         (1,245,768)        373,697,608
          International                    3,691,097,748      1,333,955,786           (211,249)      1,333,744,537
          Int'l Small Cap                    588,271,735        285,994,096         (6,374,497)        279,619,599

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls"), within 90 days prior to the filing of this report, the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized and reported, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), attached hereto as Exhibits (a)(1) and (a)(2)

                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust

By:   /s/ John R. Raitt
      ------------------------
      John R. Raitt
      Principal Executive Officer
Date: February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ John R. Raitt
      ------------------------
      John R. Raitt
      Principal Executive Officer
Date: February 28, 2005


By:   /s/ Kristi L. Rowsell
      ------------------------
      Kristi L. Rowsell
      Principal Financial Officer
Date: February 28, 2005